091-06794&n

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

Estimated average burden hours per response: 2.00

NOV 05 2009

DIVISION OF TRADING & MARKETS

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**
**FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

10045407

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**SPADE Oklahoma Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Narrow Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**OOK**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange, NYSE Amex, NASDAQ**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Janet M. Kissane**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2039**

Manual Signature of Official Responsible for Form:

Janet M Kissane

**November 3, 2009**

SEC 2449 (1/99)

| | |
|---|---|
| **Act** | Securities Exchange Act of 1934 |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | NOV 5 2009 |

Janet Kissane
*Corporate Secretary*

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

**Via Overnight Mail**

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 05 2009
DIVISION OF TRADING & MARKETS

November 3, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: Form 19b-4(e) – Schwab / PIMCO / TXF / OOK**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Schwab International Equity ETF linked to the FTSE Developed ex-US Index (Ticker Symbol SCHF)
- Schwab U.S. Small-Cap ETF linked to the Dow Jones U.S. Small-Cap Total Stock Market Index (Ticker Symbol SCHA)
- Schwab U.S. Large-Cap ETF linked to the Dow Jones U.S. Large-Cap Total Stock Market Index (Ticker Symbol SCHX)
- Schwab U.S. Broad Market ETF linked to the Dow Jones U.S. Broad Stock Market Index (Ticker Symbol SCHB)
- PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF linked to The Bofa Merrill Lynch Long US Treasury Principal STRIPS Index (Ticker Symbol ZROZ)
- PIMCO 3-7 Year U.S. Treasury Index Fund ETF linked to The Bofa Merrill Lynch 3-7 Year U.S. Treasury Index (Ticker Symbol FIVZ)
- TXF Large Companies Fund ETF linked to the SPADE Texas Index (Ticker Symbol TXF)
- OOK, Inc. ETF linked to the SPADE Oklahoma Index (Ticker Symbol OOK)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | **19b-4** |
| **Rule** | **19b-4(e)** |
| **Public Availability:** | **NOV 5 2009** |